Fees Summary	Jun. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 887,000
Previously Paid Amount	0.00
Total Fee Amount	122.49
Total Offset Amount	0.00
Net Fee	122.49
Narrative - Max Aggregate Offering Price	$ 887,000
Final Prospectus	true